BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2020
Security Shares Value
Common Stocks — 98.4%
Australia — 7.4%
Afterpay Ltd.
(a)
................ 2,741 $ 161,567
AGL Energy Ltd. .............. 8,066 78,759
AMP Ltd. ................... 46,373 43,668
Ampol Ltd. .................. 3,273 56,488
APA Group
(b)
................. 15,568 115,728
Aristocrat Leisure Ltd. ........... 7,276 158,679
ASX Ltd. ................... 2,547 148,912
Aurizon Holdings Ltd. ........... 23,960 73,710
AusNet Services .............. 24,028 32,436
Australia & New Zealand Banking
Group Ltd. ................ 36,307 452,966
BGP Holdings plc
(a)(c)
........... 253,848 3
BHP Group Ltd. ............... 37,506 968,915
BHP Group plc ............... 26,812 572,011
BlueScope Steel Ltd. ........... 6,737 62,074
Brambles Ltd. ................ 19,656 149,249
CIMIC Group Ltd.
(a)
............ 1,293 17,319
Coca-Cola Amatil Ltd. ........... 6,738 46,121
Cochlear Ltd. ................ 828 118,295
Coles Group Ltd. .............. 16,964 206,669
Commonwealth Bank of Australia ... 22,549 1,037,621
Computershare Ltd. ............ 6,136 54,283
Crown Resorts Ltd. ............ 4,428 28,129
CSL Ltd. .................... 5,782 1,194,369
Dexus ..................... 14,431 92,429
Evolution Mining Ltd. ........... 20,784 86,824
Fortescue Metals Group Ltd. ...... 21,737 255,367
Glencore plc
(a)
................ 128,201 265,783
Goodman Group .............. 20,847 269,915
GPT Group (The) .............. 23,998 67,511
Insurance Australia Group Ltd. ..... 28,928 91,540
Lendlease Corp. Ltd.
(b)
.......... 8,407 67,159
Macquarie Group Ltd. ........... 4,321 374,563
Magellan Financial Group Ltd. ..... 1,613 66,527
Medibank Pvt Ltd. ............. 31,798 57,376
Mirvac Group ................ 49,339 77,344
National Australia Bank Ltd. ....... 40,685 522,678
Newcrest Mining Ltd. ........... 10,271 232,905
Northern Star Resources Ltd. ...... 9,499 94,126
Oil Search Ltd. ............... 25,328 48,446
Orica Ltd. ................... 5,028 55,981
Origin Energy Ltd. ............. 21,517 66,636
Qantas Airways Ltd. ............ 9,644 28,282
QBE Insurance Group Ltd. ....... 18,704 116,340
Ramsay Health Care Ltd. ........ 2,295 109,423
REA Group Ltd. ............... 701 55,820
Rio Tinto Ltd. ................ 4,767 325,593
Rio Tinto plc ................. 14,282 859,384
Santos Ltd. .................. 21,942 77,582
Scentre Group ................ 66,680 106,165
SEEK Ltd. .................. 4,434 68,401
Sonic Healthcare Ltd. ........... 5,750 136,546
South32 Ltd. ................. 59,618 88,477
Stockland ................... 32,369 88,426
Suncorp Group Ltd. ............ 15,622 95,365
Sydney Airport
(b)
.............. 17,530 74,441
Tabcorp Holdings Ltd. ........... 27,737 66,794
Telstra Corp. Ltd. .............. 51,980 104,077
TPG Telecom Ltd.
(a)
............ 4,934 26,037
Transurban Group
(b)
............ 35,045 357,841
Treasury Wine Estates Ltd. ....... 9,555 61,393
Vicinity Centres ............... 43,755 43,694
Washington H Soul Pattinson & Co.
Ltd. ..................... 1,455 24,715
Wesfarmers Ltd. .............. 14,430 461,244
Security Shares Value
Australia (continued)
Westpac Banking Corp. ......... 45,622 $ 554,732
WiseTech Global Ltd. ........... 1,912 35,811
Woodside Petroleum Ltd. ........ 11,736 148,954
Woolworths Group Ltd. .......... 16,051 419,712
13,106,330
Austria — 0.2%
ANDRITZ AG ................ 968 29,878
Erste Group Bank AG ........... 3,659 76,621
OMV AG
(a)
.................. 1,717 46,979
Raiffeisen Bank International AG
(a)
.. 1,968 30,122
Verbund AG ................. 920 50,243
voestalpine AG ............... 1,524 40,167
274,010
Belgium — 0.9%
Ageas SA ................... 2,267 92,764
Anheuser-Busch InBev SA/NV ..... 9,695 521,983
Colruyt SA
(a)
................. 613 39,782
Elia Group SA/NV ............. 397 39,688
Galapagos NV
(a)
.............. 573 81,234
Groupe Bruxelles Lambert SA ..... 1,449 130,802
KBC Group NV ............... 3,211 161,019
Proximus SADP ............... 2,022 36,887
Sofina SA ................... 198 54,055
Solvay SA ................... 973 83,710
Telenet Group Holding NV ........ 601 23,327
UCB SA .................... 1,583 179,787
Umicore SA ................. 2,436 101,324
1,546,362
Chile — 0.0%
Antofagasta plc ............... 5,243 69,193
China — 0.6%
BeiGene Ltd., ADR
(a)(d)
.......... 494 141,501
BOC Hong Kong Holdings Ltd. ..... 46,500 123,271
Budweiser Brewing Co. APAC Ltd.
(e)
. 22,100 64,639
Microport Scientific Corp. ........ 9,000 35,989
Prosus NV
(a)
................. 6,245 576,431
Wilmar International Ltd.
(d)
........ 22,600 73,379
Yangzijiang Shipbuilding Holdings Ltd. 31,700 23,156
1,038,366
Denmark — 2.5%
Ambu A/S, Class B
(d)
........... 2,096 59,022
AP Moller - Maersk A/S, Class A .... 41 60,015
AP Moller - Maersk A/S, Class B .... 79 124,890
Carlsberg A/S, Class B .......... 1,293 174,196
Chr Hansen Holding A/S ......... 1,315 145,973
Coloplast A/S, Class B .......... 1,524 241,537
Danske Bank A/S
(a)
............ 8,480 114,701
Demant A/S
(a)
................ 1,632 51,181
DSV Panalpina A/S ............ 2,616 424,324
Genmab A/S
(a)
................ 828 300,486
GN Store Nord A/S ............. 1,644 123,854
H Lundbeck A/S ............... 927 30,532
Novo Nordisk A/S, Class B ....... 21,975 1,522,529
Novozymes A/S, Class B ......... 2,698 169,576
Orsted A/S
(e)
................. 2,396 330,314
Pandora A/S ................. 1,323 95,438
Tryg A/S .................... 1,607 50,592
Vestas Wind Systems A/S ........ 2,493 402,885
4,422,045
Finland — 1.2%
Elisa OYJ ................... 1,747 102,708
Fortum OYJ ................. 5,443 110,048

BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
Finland (continued)
Kone OYJ, Class B ............ 4,334 $ 380,540
Neste OYJ .................. 5,345 281,466
Nokia OYJ
(a)
................. 73,258 286,721
Nordea Bank Abp ............. 40,693 309,212
Orion OYJ, Class B ............ 1,385 62,750
Sampo OYJ, Class A ........... 6,046 239,439
Stora Enso OYJ, Class R ........ 7,327 114,683
UPM- Kymmene OYJ ........... 6,733 204,932
Wartsila OYJ Abp .............. 5,901 46,341
2,138,840
France — 10.3%
Accor SA
(a)
.................. 2,301 64,405
Adevinta ASA
(a)
............... 3,059 52,571
Aeroports de Paris ............. 395 39,186
Air Liquide SA ................ 6,024 954,863
Airbus SE
(a)
.................. 7,540 546,843
Alstom SA
(a)
................. 2,360 117,889
Amundi SA
(a)(e)
................ 804 56,670
Arkema SA .................. 814 86,304
Atos SE
(a)
................... 1,264 101,570
AXA SA .................... 24,722 457,554
BioMerieux .................. 551 86,248
BNP Paribas SA
(a)
............. 14,342 518,815
Bollore SA .................. 11,639 43,353
Bouygues SA ................ 2,914 100,697
Bureau Veritas SA
(a)
............ 3,526 79,481
Capgemini SE ................ 2,042 261,979
Carrefour SA ................. 7,725 123,438
Cie de Saint-Gobain
(a)
........... 6,642 278,215
Cie Generale des Etablissements
Michelin SCA .............. 2,157 231,549
CNP Assurances
(a)
............. 2,282 28,619
Covivio .................... 612 42,974
Credit Agricole SA
(a)
............ 14,347 125,176
Danone SA .................. 7,856 508,873
Dassault Aviation SA
(a)
.......... 33 27,837
Dassault Systemes SE .......... 1,682 313,831
Edenred .................... 3,130 140,525
Eiffage SA
(a)
................. 1,069 87,246
Electricite de France SA ......... 7,785 82,237
Engie SA
(a)
.................. 23,207 310,127
EssilorLuxottica SA
(a)
........... 3,651 499,269
Eurazeo SE
(a)
................ 537 29,073
Faurecia SE
(a)
................ 1,009 43,492
Gecina SA .................. 601 79,227
Getlink SE
(a)
................. 5,858 79,354
Hermes International ........... 403 347,085
ICADE ..................... 379 21,236
Iliad SA .................... 193 35,403
Ingenico Group SA
(a)
........... 788 122,087
Ipsen SA ................... 501 52,371
JCDecaux SA
(a)
............... 990 17,115
Kering SA ................... 960 636,809
Klepierre SA ................. 2,450 34,295
La Francaise des Jeux SAEM
(e)
.... 1,103 40,465
Legrand SA ................. 3,407 271,365
L'Oreal SA .................. 3,198 1,040,722
LVMH Moet Hennessy Louis Vuitton SE 3,526 1,649,818
Natixis SA
(a)
................. 12,518 28,132
Orange SA .................. 25,324 263,764
Orpea
(a)
.................... 664 75,442
Pernod Ricard SA ............. 2,675 426,491
Peugeot SA
(a)
................ 7,357 133,415
Publicis Groupe SA ............ 2,776 89,470
Remy Cointreau SA ............ 300 54,760
Renault SA
(a)
................. 2,559 66,383
Security Shares Value
France (continued)
Safran SA
(a)
................. 4,078 $ 401,223
Sanofi ..................... 14,397 1,442,750
Sartorius Stedim Biotech ......... 362 124,949
Schneider Electric SE ........... 7,036 874,567
SCOR SE
(a)
.................. 1,940 54,013
SEB SA .................... 300 48,801
Societe Generale SA
(a)
.......... 10,388 137,890
Sodexo SA .................. 1,160 82,689
Suez SA .................... 4,361 80,578
Teleperformance .............. 735 226,602
Thales SA ................... 1,328 99,531
TOTAL SE .................. 31,500 1,081,791
Ubisoft Entertainment SA
(a)
....... 1,162 104,729
Unibail - Rodamco -Westfield
(d)
...... 1,787 65,904
Valeo SA ................... 2,890 88,747
Veolia Environnement SA ........ 6,764 145,941
Vinci SA .................... 6,547 547,045
Vivendi SA .................. 10,445 291,717
Wendel SE .................. 369 33,473
Worldline SA
(a)(e)
.............. 1,777 145,507
18,084,565
Germany — 8.9%
adidas AG
(a)
................. 2,444 789,271
Allianz SE (Registered) .......... 5,309 1,018,955
Aroundtown SA
(a)
.............. 14,349 72,030
BASF SE ................... 11,689 711,814
Bayer AG (Registered) .......... 12,472 769,444
Bayerische Motoren Werke AG .... 4,202 304,969
Beiersdorf AG ................ 1,340 152,140
Brenntag AG ................. 1,917 121,886
Carl Zeiss Meditec AG .......... 538 67,950
Commerzbank AG
(a)
............ 13,321 65,509
Continental AG ............... 1,346 145,864
Covestro AG
(e)
................ 2,111 104,685
Daimler AG (Registered) ......... 10,809 583,093
Delivery Hero SE
(a)(e)
............ 1,643 188,517
Deutsche Bank AG (Registered)
(a)
... 24,963 210,423
Deutsche Boerse AG ........... 2,418 423,925
Deutsche Lufthansa AG (Registered)
(a)
(d)
...................... 3,133 27,137
Deutsche Post AG (Registered) .... 12,555 569,690
Deutsche Telekom AG (Registered) . 42,419 706,278
Deutsche Wohnen SE .......... 4,349 217,360
E.ON SE ................... 28,573 314,943
Evonik Industries AG ........... 2,692 69,639
Fraport AG Frankfurt Airport Services
Worldwide
(a)
............... 553 21,772
Fresenius Medical Care AG & Co.
KGaA ................... 2,721 230,024
Fresenius SE & Co. KGaA ........ 5,288 240,468
GEA Group AG ............... 1,958 68,605
Hannover Rueck SE ............ 747 115,644
HeidelbergCement AG .......... 1,979 120,929
Henkel AG & Co. KGaA ......... 1,370 128,134
HOCHTIEF AG ............... 256 19,873
Infineon Technologies AG ........ 15,941 449,310
KION Group AG ............... 801 68,397
Knorr- Bremse AG ............. 925 108,929
LANXESS AG ................ 1,089 62,308
LEG Immobilien AG ............ 886 126,289
Merck KGaA ................. 1,644 239,683
METRO AG ................. 2,394 23,841
MTU Aero Engines AG .......... 650 107,751
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .... 1,788 454,541
Nemetschek SE ............... 741 54,161

BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
Germany (continued)
Puma SE
(a)
.................. 1,100 $ 98,885
RWE AG ................... 8,217 307,721
SAP SE .................... 13,326 2,075,101
Scout24 AG
(e)
................ 1,381 120,461
Siemens AG (Registered) ........ 9,756 1,232,077
Siemens Energy AG
(a)
........... 4,878 131,542
Siemens Healthineers AG
(e)
....... 3,428 153,878
Symrise AG ................. 1,640 226,521
TeamViewer AG
(a)
............. 1,669 82,315
Telefonica Deutschland Holding AG . 13,365 34,158
thyssenkrupp AG
(a)
............. 5,144 25,883
Uniper SE ................... 2,405 77,631
United Internet AG (Registered) .... 1,341 51,284
Volkswagen AG ............... 432 75,507
Vonovia SE .................. 6,526 447,377
Zalando SE
(a)(e)
............... 1,947 181,908
15,598,430
Hong Kong — 2.8%
AIA Group Ltd. ............... 154,154 1,532,306
ASM Pacific Technology Ltd. ...... 4,000 40,949
Bank of East Asia Ltd. (The) ...... 16,825 31,060
CK Asset Holdings Ltd. .......... 33,159 162,935
CK Infrastructure Holdings Ltd. ..... 9,000 42,235
CLP Holdings Ltd. ............. 20,783 194,056
Dairy Farm International Holdings Ltd. 4,500 17,008
Hang Lung Properties Ltd. ........ 27,000 68,811
Hang Seng Bank Ltd. ........... 9,574 141,837
Henderson Land Development Co. Ltd. 18,836 69,940
HK Electric Investments & HK Electric
Investments Ltd.
(b)
........... 35,000 36,185
HKT Trust & HKT Ltd.
(b)
.......... 50,100 66,498
Hong Kong & China Gas Co. Ltd. ... 133,543 193,910
Hong Kong Exchanges & Clearing Ltd. 15,407 725,261
Hongkong Land Holdings Ltd. ..... 13,800 51,414
Jardine Matheson Holdings Ltd. .... 2,600 103,354
Jardine Strategic Holdings Ltd. ..... 2,900 57,498
Kerry Properties Ltd. ........... 8,500 21,861
Link REIT ................... 26,700 218,790
Melco Resorts & Entertainment Ltd.,
ADR .................... 2,854 47,519
MTR Corp. Ltd. ............... 20,000 99,258
New World Development Co. Ltd. ... 18,361 89,633
Pacific Century Premium Developments
Ltd.
(a)
.................... 6,048 1,595
PCCW Ltd. .................. 56,000 33,500
Power Assets Holdings Ltd. ....... 16,500 86,967
Sino Land Co. Ltd. ............. 37,311 43,680
Sun Hung Kai Properties Ltd. ...... 16,500 212,628
Swire Pacific Ltd., Class A ........ 6,500 31,470
Swire Properties Ltd. ........... 15,600 41,333
Techtronic Industries Co. Ltd. ...... 17,500 232,675
WH Group Ltd.
(e)
.............. 117,000 95,438
Wharf Real Estate Investment Co. Ltd. 21,953 89,987
4,881,591
Ireland — 0.7%
AerCap Holdings NV
(a)(d)
......... 1,611 40,581
CRH plc .................... 9,929 360,039
Flutter Entertainment plc ......... 1,979 314,084
Kerry Group plc, Class A ......... 2,022 258,989
Kingspan Group plc ............ 1,962 178,554
Smurfit Kappa Group plc ......... 2,996 117,557
1,269,804
Security Shares Value
Israel — 0.6%
Azrieli Group Ltd. .............. 564 $ 25,180
Bank Hapoalim BM ............ 14,196 75,849
Bank Leumi Le-Israel BM ........ 18,004 79,260
Check Point Software Technologies
Ltd.
(a)(d)
................... 1,450 174,493
Elbit Systems Ltd. ............. 313 37,994
ICL Group Ltd. ................ 9,360 33,074
Israel Discount Bank Ltd., Class A .. 15,549 41,947
Mizrahi Tefahot Bank Ltd. ........ 1,858 32,957
Nice Ltd.
(a)
.................. 814 184,554
Teva Pharmaceutical Industries Ltd.,
ADR
(a)(d)
.................. 14,395 129,699
Wix.com Ltd.
(a)
................ 657 167,436
982,443
Italy — 2.0%
Assicurazioni Generali SpA ....... 14,224 200,479
Atlantia SpA
(a)
................ 6,193 96,990
Davide Campari-Milano NV ....... 6,845 74,709
DiaSorin SpA ................ 323 64,985
Enel SpA ................... 103,512 898,061
Eni SpA .................... 32,371 253,014
Ferrari NV .................. 1,618 296,934
FinecoBank Banca Fineco SpA
(a)
... 7,920 109,088
Infrastrutture Wireless Italiane SpA
(e)
. 3,081 33,991
Intesa Sanpaolo SpA ........... 211,959 398,784
Leonardo SpA ................ 5,381 31,429
Mediobanca Banca di Credito
Finanziario SpA ............. 8,248 64,631
Moncler SpA
(a)
................ 2,379 97,352
Nexi SpA
(a)(e)
................. 4,835 96,904
Pirelli & C SpA
(a)(e)
............. 5,318 22,786
Poste Italiane SpA
(e)
............ 6,946 61,554
Prysmian SpA ................ 3,194 92,714
Recordati Industria Chimica e
Farmaceutica SpA ........... 1,390 71,203
Snam SpA .................. 25,938 133,393
Telecom Italia SpA ............. 181,364 72,929
Terna Rete Elettrica Nazionale SpA .. 18,516 129,553
UniCredit SpA
(a)
............... 27,234 225,014
3,526,497
Japan — 25.6%
ABC-Mart, Inc. ............... 400 20,827
Acom Co. Ltd. ................ 5,300 23,054
Advantest Corp. ............... 2,500 121,602
Aeon Co. Ltd. ................ 8,100 217,897
Aeon Mall Co. Ltd. ............. 1,400 19,680
AGC, Inc. ................... 2,500 73,474
Air Water, Inc. ................ 2,000 27,049
Aisin Seiki Co. Ltd. ............. 1,900 60,789
Ajinomoto Co., Inc. ............. 5,600 114,772
Alfresa Holdings Corp. .......... 2,500 54,757
Amada Co. Ltd. ............... 4,500 42,096
ANA Holdings, Inc.
(a)
............ 1,500 34,696
Aozora Bank Ltd. .............. 1,600 26,567
Asahi Group Holdings Ltd. ........ 5,800 202,145
Asahi Intecc Co. Ltd. ........... 2,300 72,286
Asahi Kasei Corp. ............. 15,700 136,961
Astellas Pharma, Inc. ........... 23,900 356,268
Bandai Namco Holdings, Inc. ...... 2,500 183,175
Bank of Kyoto Ltd. (The) ......... 700 33,845
Benesse Holdings, Inc. .......... 1,000 25,739
Bridgestone Corp. ............. 6,900 218,103
Brother Industries Ltd. .......... 3,000 47,722
Calbee , Inc. ................. 1,100 36,232
Canon, Inc. .................. 12,700 210,649

BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
Japan (continued)
Casio Computer Co. Ltd. ......... 2,600 $ 42,100
Central Japan Railway Co. ....... 1,800 258,012
Chiba Bank Ltd. (The) ........... 6,300 34,762
Chubu Electric Power Co., Inc. ..... 8,100 98,524
Chugai Pharmaceutical Co. Ltd. .... 8,500 381,442
Chugoku Electric Power Co., Inc. (The) 3,700 46,260
Coca-Cola Bottlers Japan Holdings,
Inc. ..................... 1,400 23,436
Concordia Financial Group Ltd. .... 14,300 49,738
Cosmos Pharmaceutical Corp. ..... 200 34,854
CyberAgent , Inc. .............. 1,300 80,277
Dai Nippon Printing Co. Ltd. ...... 3,200 64,863
Daicel Corp. ................. 3,500 25,227
Daifuku Co. Ltd. ............... 1,300 131,219
Dai-ichi Life Holdings, Inc. ........ 14,000 197,545
Daiichi Sankyo Co. Ltd. .......... 21,639 664,269
Daikin Industries Ltd. ........... 3,100 572,800
Daito Trust Construction Co. Ltd. ... 900 79,780
Daiwa House Industry Co. Ltd. ..... 7,200 184,661
Daiwa House REIT Investment Corp. 23 58,689
Daiwa Securities Group, Inc. ...... 18,500 77,809
Denso Corp. ................. 5,600 245,458
Dentsu Group, Inc. ............. 2,900 85,598
Disco Corp. .................. 300 73,351
East Japan Railway Co. ......... 3,800 233,695
Eisai Co. Ltd. ................ 3,200 292,263
Electric Power Development Co. Ltd. 1,980 30,540
ENEOS Holdings, Inc. .......... 39,550 141,109
FANUC Corp. ................ 2,400 460,597
Fast Retailing Co. Ltd. .......... 700 439,895
Fuji Electric Co. Ltd. ............ 1,600 50,721
FUJIFILM Holdings Corp. ........ 4,600 226,743
Fujitsu Ltd. .................. 2,500 341,544
Fukuoka Financial Group, Inc. ..... 1,900 31,935
GLP J- Reit .................. 47 72,337
GMO Payment Gateway, Inc. ...... 500 53,561
Hakuhodo DY Holdings, Inc. ...... 3,100 40,087
Hamamatsu Photonics KK ........ 1,700 85,912
Hankyu Hanshin Holdings, Inc. ..... 3,000 96,447
Hikari Tsushin, Inc. ............. 200 47,718
Hino Motors Ltd. .............. 3,400 22,062
Hirose Electric Co. Ltd. .......... 435 56,204
Hisamitsu Pharmaceutical Co., Inc. .. 500 25,562
Hitachi Construction Machinery Co. Ltd. 1,400 50,733
Hitachi Ltd. .................. 12,400 419,857
Hitachi Metals Ltd. ............. 2,900 44,718
Honda Motor Co. Ltd.
(d)
.......... 20,900 496,318
Hoshizaki Corp. ............... 700 55,857
Hoya Corp. .................. 4,800 541,998
Hulic Co. Ltd. ................ 4,000 37,533
Idemitsu Kosan Co. Ltd. ......... 2,425 51,776
Iida Group Holdings Co. Ltd. ...... 2,000 40,479
Inpex Corp. .................. 13,600 72,980
Isetan Mitsukoshi Holdings Ltd. .... 4,480 23,784
Isuzu Motors Ltd. .............. 7,300 63,844
Ito En Ltd. ................... 700 49,923
ITOCHU Corp. ............... 17,300 442,981
Itochu Techno-Solutions Corp. ..... 1,300 49,316
Japan Airlines Co. Ltd. .......... 1,500 27,978
Japan Airport Terminal Co. Ltd. .... 600 26,581
Japan Exchange Group, Inc. ...... 6,300 176,578
Japan Post Bank Co. Ltd. ........ 5,400 42,119
Japan Post Holdings Co. Ltd. ...... 19,800 135,017
Japan Post Insurance Co. Ltd. ..... 3,000 47,236
Japan Prime Realty Investment Corp. 11 34,129
Japan Real Estate Investment Corp. . 17 86,913
Security Shares Value
Japan (continued)
Japan Retail Fund Investment Corp. . 35 $ 54,146
Japan Tobacco, Inc. ............ 15,500 282,779
JFE Holdings, Inc. ............. 6,500 45,512
JGC Holdings Corp. ............ 2,800 29,042
JSR Corp. .................. 2,600 61,797
JTEKT Corp. ................. 2,700 21,178
Kajima Corp. ................. 6,000 72,289
Kakaku.com, Inc. .............. 1,800 47,455
Kamigumi Co. Ltd. ............. 1,400 27,588
Kansai Electric Power Co., Inc. (The) 8,400 81,412
Kansai Paint Co. Ltd. ........... 2,400 59,652
Kao Corp. ................... 6,100 457,932
Kawasaki Heavy Industries Ltd. .... 1,900 25,667
KDDI Corp.
(d)
................. 20,600 518,122
Keihan Holdings Co. Ltd. ......... 1,300 53,978
Keikyu Corp. ................. 2,900 44,636
Keio Corp. .................. 1,200 74,287
Keisei Electric Railway Co. Ltd. .... 1,700 48,015
Keyence Corp. ............... 2,256 1,054,633
Kikkoman Corp. ............... 1,900 105,400
Kintetsu Group Holdings Co. Ltd. ... 2,100 89,620
Kirin Holdings Co. Ltd. .......... 10,400 195,339
Kobayashi Pharmaceutical Co. Ltd. .. 600 57,976
Kobe Bussan Co. Ltd. ........... 800 44,057
Koito Manufacturing Co. Ltd. ...... 1,400 71,436
Komatsu Ltd. ................ 11,200 245,986
Konami Holdings Corp. .......... 1,200 51,910
Kose Corp. .................. 400 48,975
Kubota Corp. ................ 13,500 241,883
Kuraray Co. Ltd. .............. 4,200 40,751
Kurita Water Industries Ltd. ....... 1,300 42,989
Kyocera Corp. ................ 4,100 234,752
Kyowa Kirin Co. Ltd. ............ 3,500 99,599
Kyushu Electric Power Co., Inc. .... 5,000 45,366
Kyushu Railway Co. ............ 2,100 44,899
Lasertec Corp. ............... 1,000 82,199
Lawson, Inc. ................. 700 33,378
LINE Corp.
(a)
................. 500 25,451
Lion Corp. .................. 3,000 61,587
LIXIL Group Corp. ............. 3,500 70,743
M3, Inc. .................... 5,600 346,395
Makita Corp. ................. 2,700 129,220
Marubeni Corp. ............... 21,200 120,361
Marui Group Co. Ltd. ........... 2,500 47,973
Maruichi Steel Tube Ltd. ......... 700 17,525
Mazda Motor Corp. ............ 7,600 44,580
McDonald's Holdings Co. Japan Ltd. . 900 43,774
Mebuki Financial Group, Inc. ...... 10,980 24,916
Medipal Holdings Corp. .......... 2,300 46,120
MEIJI Holdings Co. Ltd. ......... 1,500 114,579
Mercari , Inc.
(a)
................ 1,000 46,213
MINEBEA MITSUMI, Inc. ........ 4,600 87,622
MISUMI Group, Inc. ............ 3,800 106,540
Mitsubishi Chemical Holdings Corp. . 15,800 91,204
Mitsubishi Corp. ............... 16,800 402,114
Mitsubishi Electric Corp. ......... 23,600 320,233
Mitsubishi Estate Co. Ltd. ........ 15,000 227,214
Mitsubishi Gas Chemical Co., Inc. .. 2,200 40,928
Mitsubishi Heavy Industries Ltd. .... 4,000 88,563
Mitsubishi Materials Corp. ........ 1,400 27,590
Mitsubishi Motors Corp. ......... 8,900 19,652
Mitsubishi UFJ Financial Group, Inc. . 156,560 624,812
Mitsubishi UFJ Lease & Finance Co.
Ltd. ..................... 5,400 25,090
Mitsui & Co. Ltd. .............. 20,800 357,403
Mitsui Chemicals, Inc. ........... 2,400 58,007

BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
Japan (continued)
Mitsui Fudosan Co. Ltd. ......... 11,900 $ 207,080
Miura Co. Ltd. ................ 1,100 53,954
Mizuho Financial Group, Inc.
(d)
..... 30,370 379,068
MonotaRO Co. Ltd. ............ 1,700 84,441
MS&AD Insurance Group Holdings, Inc. 5,600 150,882
Murata Manufacturing Co. Ltd. ..... 7,300 474,698
Nabtesco Corp. ............... 1,500 54,460
Nagoya Railroad Co. Ltd. ........ 2,400 65,794
NEC Corp. .................. 3,200 187,180
Nexon Co. Ltd. ............... 5,900 147,168
NGK Insulators Ltd. ............ 3,500 49,975
NGK Spark Plug Co. Ltd. ........ 2,100 36,667
NH Foods Ltd. ................ 900 40,229
Nidec Corp. ................. 5,600 525,157
Nihon M&A Center, Inc. .......... 1,900 108,698
Nikon Corp. ................. 4,300 29,015
Nintendo Co. Ltd. .............. 1,400 793,368
Nippon Building Fund, Inc. ........ 17 96,220
Nippon Express Co. Ltd. ......... 1,000 58,353
Nippon Paint Holdings Co. Ltd. ..... 1,900 195,598
Nippon Prologis REIT, Inc. ........ 27 91,051
Nippon Sanso Holdings Corp. ..... 1,700 26,140
Nippon Shinyaku Co. Ltd. ........ 600 49,400
Nippon Steel Corp.
(a)
........... 9,900 93,460
Nippon Telegraph & Telephone Corp. 16,200 330,750
Nippon Yusen KK .............. 2,000 34,702
Nissan Chemical Corp. .......... 1,500 79,965
Nissan Motor Co. Ltd. ........... 28,700 101,500
Nisshin Seifun Group, Inc. ........ 2,600 41,265
Nissin Foods Holdings Co. Ltd.
(d)
... 800 75,158
Nitori Holdings Co. Ltd. .......... 1,000 207,452
Nitto Denko Corp. ............. 2,100 136,812
Nomura Holdings, Inc. .......... 40,200 183,711
Nomura Real Estate Holdings, Inc. .. 1,700 32,353
Nomura Real Estate Master Fund, Inc. 52 65,144
Nomura Research Institute Ltd. .... 4,010 118,072
NSK Ltd. ................... 4,800 36,741
NTT Data Corp. ............... 7,700 98,539
NTT DOCOMO, Inc.
(d)
........... 14,400 529,144
Obayashi Corp. ............... 8,600 78,512
Obic Co. Ltd. ................. 900 158,276
Odakyu Electric Railway Co. Ltd. ... 3,900 98,038
Oji Holdings Corp. ............. 11,600 53,303
Olympus Corp. ............... 14,900 309,857
Omron Corp. ................. 2,400 187,647
Ono Pharmaceutical Co. Ltd. ...... 4,700 147,833
Oracle Corp. Japan ............ 500 53,988
Oriental Land Co. Ltd. .......... 2,500 350,613
ORIX Corp. .................. 16,600 207,339
Orix JREIT, Inc. ............... 31 47,697
Osaka Gas Co. Ltd. ............ 5,000 97,345
Otsuka Corp. ................ 1,400 71,542
Otsuka Holdings Co. Ltd. ........ 4,900 207,590
Pan Pacific International Holdings
Corp. .................... 5,300 123,428
Panasonic Corp. .............. 28,600 243,617
Park24 Co. Ltd. ............... 1,500 24,353
PeptiDream , Inc.
(a)
............. 1,200 56,315
Persol Holdings Co. Ltd. ......... 2,400 39,202
Pigeon Corp. ................. 1,300 58,086
Pola Orbis Holdings, Inc. ......... 1,200 22,626
Rakuten , Inc. ................ 11,400 122,926
Recruit Holdings Co. Ltd. ........ 16,300 647,360
Renesas Electronics Corp.
(a)
...... 9,700 71,195
Resona Holdings, Inc. .......... 27,800 94,710
Ricoh Co. Ltd. ................ 8,900 60,077
Security Shares Value
Japan (continued)
Rinnai Corp. ................. 400 $ 39,017
Rohm Co. Ltd. ................ 1,100 85,041
Ryohin Keikaku Co. Ltd. ......... 3,000 49,849
Santen Pharmaceutical Co. Ltd. .... 4,400 89,962
SBI Holdings, Inc. ............. 2,945 76,310
SCSK Corp. ................. 700 39,164
Secom Co. Ltd. ............... 2,700 247,092
Sega Sammy Holdings, Inc. ....... 2,268 27,642
Seibu Holdings, Inc. ............ 2,600 27,997
Seiko Epson Corp. ............. 3,700 42,551
Sekisui Chemical Co. Ltd. ........ 4,900 78,377
Sekisui House Ltd. ............. 7,800 138,222
Seven & i Holdings Co. Ltd. ....... 9,640 299,516
Seven Bank Ltd. .............. 7,900 19,146
SG Holdings Co. Ltd. ........... 2,100 109,271
Sharp Corp. ................. 2,300 28,610
Shimadzu Corp. ............... 2,700 82,178
Shimamura Co. Ltd. ............ 300 29,143
Shimano, Inc. ................ 900 177,656
Shimizu Corp. ................ 7,300 54,956
Shin-Etsu Chemical Co. Ltd. ...... 4,500 588,845
Shinsei Bank Ltd. .............. 2,100 25,929
Shionogi & Co. Ltd. ............ 3,300 176,630
Shiseido Co. Ltd. .............. 5,100 295,239
Shizuoka Bank Ltd. (The) ........ 5,700 39,365
Showa Denko KK ............. 1,800 33,039
SMC Corp. .................. 700 390,486
SoftBank Corp.
(d)
.............. 36,600 408,981
SoftBank Group Corp. .......... 19,900 1,231,304
Sohgo Security Services Co. Ltd. ... 900 42,873
Sompo Holdings, Inc. ........... 4,400 151,902
Sony Corp. .................. 16,100 1,233,937
Square Enix Holdings Co. Ltd. ..... 1,200 79,418
Stanley Electric Co. Ltd. ......... 1,800 51,874
Subaru Corp. ................ 7,800 151,420
SUMCO Corp. ................ 3,100 43,738
Sumitomo Chemical Co. Ltd. ...... 20,000 66,200
Sumitomo Corp. .............. 15,000 180,817
Sumitomo Dainippon Pharma Co. Ltd. 2,100 27,673
Sumitomo Electric Industries Ltd. ... 9,200 103,567
Sumitomo Heavy Industries Ltd. .... 1,500 34,899
Sumitomo Metal Mining Co. Ltd. .... 3,100 96,144
Sumitomo Mitsui Financial Group, Inc. 16,600 464,149
Sumitomo Mitsui Trust Holdings, Inc. . 4,100 109,076
Sumitomo Realty & Development Co.
Ltd. ..................... 3,800 112,492
Sumitomo Rubber Industries Ltd. ... 2,300 21,365
Sundrug Co. Ltd. .............. 1,000 37,695
Suntory Beverage & Food Ltd. ..... 1,800 67,596
Suzuken Co. Ltd. .............. 700 26,701
Suzuki Motor Corp. ............ 4,800 205,622
Sysmex Corp. ................ 2,000 191,364
T&D Holdings, Inc. ............. 6,400 63,093
Taiheiyo Cement Corp. .......... 1,600 40,854
Taisei Corp. ................. 2,500 84,618
Taisho Pharmaceutical Holdings Co.
Ltd. ..................... 500 32,928
Takeda Pharmaceutical Co. Ltd. .... 19,971 713,822
TDK Corp. .................. 1,700 185,628
Teijin Ltd. ................... 2,400 37,220
Terumo Corp. ................ 8,100 322,499
THK Co. Ltd. ................. 1,600 40,265
TIS, Inc. .................... 2,900 61,596
Tobu Railway Co. Ltd. ........... 2,500 77,254
Toho Co. Ltd. ................ 1,500 61,843
Toho Gas Co. Ltd. ............. 1,000 49,481

BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
Japan (continued)
Tohoku Electric Power Co., Inc. .... 5,700 $ 57,126
Tokio Marine Holdings, Inc. ....... 8,100 354,412
Tokyo Century Corp. ............ 600 32,704
Tokyo Electric Power Co. Holdings,
Inc.
(a)
.................... 19,200 52,803
Tokyo Electron Ltd. ............ 1,900 496,384
Tokyo Gas Co. Ltd. ............ 4,800 109,538
Tokyu Corp. ................. 6,600 85,657
Tokyu Fudosan Holdings Corp. ..... 6,800 29,374
Toppan Printing Co. Ltd. ......... 3,300 46,645
Toray Industries, Inc. ........... 18,400 84,180
Toshiba Corp. ................ 5,000 127,548
Tosoh Corp. ................. 3,500 56,826
TOTO Ltd. .................. 1,900 87,551
Toyo Suisan Kaisha Ltd. ......... 1,000 52,806
Toyoda Gosei Co. Ltd. .......... 900 20,665
Toyota Industries Corp. .......... 1,900 120,311
Toyota Motor Corp. ............ 27,000 1,791,990
Toyota Tsusho Corp. ............ 2,800 78,754
Trend Micro, Inc. .............. 1,600 97,502
Tsuruha Holdings, Inc. .......... 500 70,884
Unicharm Corp. ............... 5,100 228,089
United Urban Investment Corp. .... 39 43,398
USS Co. Ltd. ................. 2,900 51,891
Welcia Holdings Co. Ltd. ......... 1,200 52,624
West Japan Railway Co. ......... 2,100 103,757
Yakult Honsha Co. Ltd. .......... 1,500 83,288
Yamada Holdings Co. Ltd. ........ 8,400 41,890
Yamaha Corp. ................ 1,800 86,330
Yamaha Motor Co. Ltd. .......... 3,700 53,764
Yamato Holdings Co. Ltd. ........ 4,100 108,004
Yamazaki Baking Co. Ltd. ........ 1,600 27,890
Yaskawa Electric Corp. .......... 3,200 125,194
Yokogawa Electric Corp. ......... 3,000 47,645
Yokohama Rubber Co. Ltd. (The) ... 1,600 22,777
Z Holdings Corp. .............. 33,400 223,093
ZOZO, Inc. .................. 1,400 39,066
45,190,023
Jordan — 0.0%
Hikma Pharmaceuticals plc ....... 1,866 62,543
Luxembourg — 0.2%
ArcelorMittal SA
(a)
............. 8,720 116,005
Eurofins Scientific SE
(a)
.......... 169 133,876
SES SA, FDR ................ 4,843 34,286
284,167
Macau — 0.2%
Galaxy Entertainment Group Ltd. ... 28,000 189,299
Sands China Ltd. .............. 30,400 117,837
SJM Holdings Ltd. ............. 26,000 30,822
Wynn Macau Ltd.
(a)
............ 20,800 33,380
371,338
Netherlands — 4.1%
ABN AMRO Bank NV, CVA
(e)
...... 5,624 47,014
Adyen NV
(a)(e)
................ 232 427,920
Aegon NV ................... 23,684 61,302
Akzo Nobel NV ............... 2,463 248,937
Altice Europe NV
(a)
............. 6,672 31,766
Argenx SE
(a)
................. 570 150,575
ASML Holding NV ............. 5,417 2,000,894
EXOR NV ................... 1,319 71,599
Heineken Holding NV ........... 1,432 111,593
Heineken NV ................ 3,354 298,596
ING Groep NV ................ 49,047 350,042
Just Eat Takeaway.com NV
(a)(e)
..... 1,499 167,808
Security Shares Value
Netherlands (continued)
Koninklijke Ahold Delhaize NV ..... 13,979 $ 413,190
Koninklijke DSM NV
(d)
........... 2,211 364,000
Koninklijke KPN NV ............ 44,704 104,890
Koninklijke Philips NV
(a)
.......... 11,695 552,228
Koninklijke Vopak NV ........... 935 52,685
NN Group NV
(d)
............... 3,735 140,002
Randstad NV
(a)
............... 1,393 72,639
Royal Dutch Shell plc, Class A ..... 51,935 648,322
Royal Dutch Shell plc, Class B ..... 47,522 576,302
Wolters Kluwer NV ............. 3,540 301,971
7,194,275
New Zealand — 0.3%
a2 Milk Co. Ltd.
(a)
.............. 9,034 91,944
Auckland International Airport Ltd. .. 15,598 75,711
Fisher & Paykel Healthcare Corp. Ltd. 7,121 157,164
Mercury NZ Ltd. ............... 8,325 28,170
Meridian Energy Ltd. ........... 17,039 56,039
Ryman Healthcare Ltd. .......... 5,318 49,962
Spark New Zealand Ltd. ......... 21,630 67,492
526,482
Norway — 0.5%
DNB ASA ................... 11,820 164,660
Equinor ASA ................. 13,127 185,979
Gjensidige Forsikring ASA
(d)
....... 2,659 53,964
Mowi ASA ................... 5,540 98,567
Norsk Hydro ASA
(a)
............ 17,881 49,355
Orkla ASA ................... 8,866 89,480
Schibsted ASA, Class B
(a)
........ 1,303 51,911
Telenor ASA ................. 8,961 150,444
Yara International ASA .......... 2,361 90,851
935,211
Portugal — 0.2%
EDP - Energias de Portugal SA .... 34,499 169,630
Galp Energia SGPS SA ......... 6,665 61,821
Jeronimo Martins SGPS SA ....... 3,347 53,821
285,272
Russia — 0.0%
Evraz plc ................... 6,748 30,048
Singapore — 1.0%
Ascendas REIT ............... 42,035 100,587
CapitaLand Commercial Trust ..... 34,838 42,243
CapitaLand Ltd. ............... 34,092 68,162
CapitaLand Mall Trust ........... 33,000 46,967
City Developments Ltd.
(d)
......... 5,431 30,574
DBS Group Holdings Ltd. ........ 22,867 336,176
Genting Singapore Ltd. .......... 80,400 39,687
Jardine Cycle & Carriage Ltd. ..... 1,283 17,030
Keppel Corp. Ltd. .............. 17,302 56,676
Mapletree Commercial Trust ...... 22,200 31,892
Mapletree Logistics Trust ........ 34,100 51,364
Oversea-Chinese Banking Corp. Ltd. 42,535 264,514
Singapore Airlines Ltd. .......... 18,000 46,063
Singapore Exchange Ltd. ........ 9,500 64,074
Singapore Technologies Engineering
Ltd.
(d)
.................... 20,781 52,957
Singapore Telecommunications Ltd. . 106,950 167,385
Suntec REIT ................. 24,100 25,840
United Overseas Bank Ltd. ....... 15,059 212,139
UOL Group Ltd. ............... 5,646 27,743
Venture Corp. Ltd. ............. 3,600 51,116
1,733,189

BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
South Africa — 0.2%
Anglo American plc ............ 15,766 $ 381,436
Spain — 2.2%
ACS Actividades de Construccion y
Servicios SA ............... 3,308 74,776
Aena SME SA
(a)(e)
.............. 884 123,078
Amadeus IT Group SA .......... 5,504 305,670
Banco Bilbao Vizcaya Argentaria SA . 84,819 235,453
Banco Santander SA ........... 211,065 393,690
Bankinter SA ................. 8,963 38,585
CaixaBank SA ................ 47,036 99,852
Cellnex Telecom SA
(e)
........... 4,155 252,220
Enagas SA .................. 3,015 69,566
Endesa SA .................. 4,163 111,352
Ferrovial SA ................. 6,233 151,402
Grifols SA ................... 3,727 107,170
Iberdrola SA ................. 75,535 929,729
Industria de Diseno Textil SA ...... 13,883 384,065
Mapfre SA .................. 14,331 22,483
Naturgy Energy Group SA ........ 3,421 68,607
Red Electrica Corp. SA .......... 5,673 106,399
Repsol SA .................. 19,463 131,485
Siemens Gamesa Renewable Energy
SA ..................... 3,170 85,787
Telefonica SA ................ 62,055 212,574
3,903,943
Sweden — 3.1%
Alfa Laval AB
(a)
............... 3,904 86,179
Assa Abloy AB, Class B ......... 12,747 298,026
Atlas Copco AB, Class A ......... 8,546 407,463
Atlas Copco AB, Class B ......... 5,070 211,591
Boliden AB .................. 3,348 99,337
Electrolux AB ................ 2,964 69,093
Epiroc AB, Class A ............. 8,142 117,947
Epiroc AB, Class B ............. 5,188 72,013
EQT AB .................... 3,058 59,339
Essity AB, Class B ............. 7,695 259,793
Evolution Gaming Group AB
(e)
..... 1,632 107,831
Hennes & Mauritz AB, Class B ..... 10,224 176,139
Hexagon AB, Class B
(a)
.......... 3,612 272,825
Husqvarna AB, Class B .......... 5,551 61,040
ICA Gruppen AB .............. 1,291 65,585
Industrivarden AB, Class C
(a)
...... 1,883 50,076
Investment AB Latour , Class B ..... 1,900 44,638
Investor AB, Class B ............ 5,739 374,870
Kinnevik AB, Class B ........... 3,118 126,555
L E Lundbergforetagen AB, Class B
(a)
1,010 49,903
Lundin Energy AB ............. 2,489 49,359
Nibe Industrier AB, Class B
(a)
...... 4,003 102,881
Sandvik AB
(a)
................. 14,218 278,038
Securitas AB, Class B
(a)
......... 4,163 63,639
Skandinaviska Enskilda Banken AB,
Class A
(a)(d)
................ 20,626 183,192
Skanska AB, Class B ........... 4,093 86,439
SKF AB, Class B .............. 5,029 103,751
Svenska Cellulosa AB SCA, Class B
(a)
7,777 106,618
Svenska Handelsbanken AB, Class A
(a)
19,458 162,801
Swedbank AB, Class A
(a)
......... 11,445 179,179
Swedish Match AB ............. 2,029 165,905
Tele2 AB, Class B ............. 6,403 90,276
Telefonaktiebolaget LM Ericsson, Class
B ...................... 37,465 409,988
Telia Co. AB ................. 32,316 132,209
Volvo AB, Class B
(a)
............ 19,225 369,310
5,493,828
Security Shares Value
Switzerland — 10.4%
ABB Ltd. (Registered) ........... 23,413 $ 595,249
Adecco Group AG (Registered) .... 1,862 98,249
Alcon, Inc.
(a)
................. 6,311 357,807
Baloise Holding AG (Registered)
(d)
.. 592 87,157
Banque Cantonale Vaudoise
(Registered) ............... 386 39,172
Barry Callebaut AG (Registered) .... 35 77,958
Chocoladefabriken Lindt & Spruengli
AG ..................... 13 109,733
Chocoladefabriken Lindt & Spruengli
AG (Registered) ............ 1 89,097
Cie Financiere Richemont SA
(Registered) ............... 6,606 443,546
Clariant AG (Registered) ......... 2,648 52,237
Coca-Cola HBC AG ............ 2,617 64,621
Credit Suisse Group AG (Registered) 31,168 311,141
EMS- Chemie Holding AG (Registered) 98 88,050
Geberit AG (Registered) ......... 468 276,880
Givaudan SA (Registered) ........ 118 509,502
Julius Baer Group Ltd. .......... 2,750 116,799
Kuehne + Nagel International AG
(Registered) ............... 667 129,514
LafargeHolcim Ltd. (Registered)
(a)
... 6,709 305,391
Logitech International SA (Registered) 2,111 163,522
Lonza Group AG (Registered) ..... 955 589,364
Nestle SA (Registered) .......... 37,979 4,519,958
Novartis AG (Registered) ........ 28,336 2,460,254
Partners Group Holding AG ....... 240 220,753
Roche Holding AG ............. 8,966 3,071,219
Schindler Holding AG ........... 508 138,674
Schindler Holding AG (Registered) .. 268 72,735
SGS SA (Registered) ........... 75 200,988
Sika AG (Registered) ........... 1,809 444,203
Sonova Holding AG (Registered)
(a)
.. 696 176,377
STMicroelectronics NV .......... 8,187 251,095
Straumann Holding AG (Registered) . 137 138,589
Swatch Group AG (The) ......... 377 87,873
Swatch Group AG (The) (Registered) 521 23,461
Swiss Life Holding AG (Registered)
(a)
398 150,600
Swiss Prime Site AG (Registered) ... 947 86,006
Swiss Re AG ................. 3,750 278,171
Swisscom AG (Registered) ....... 329 174,290
Temenos AG (Registered) ........ 803 107,927
UBS Group AG (Registered) ...... 46,326 517,596
Vifor Pharma AG .............. 605 82,295
Zurich Insurance Group AG ....... 1,904 663,954
18,372,007
United Kingdom — 11.9%
3i Group plc ................. 12,301 157,961
Admiral Group plc ............. 2,316 78,108
Ashtead Group plc ............. 5,620 202,384
Associated British Foods plc ...... 4,434 106,751
AstraZeneca plc .............. 16,683 1,822,859
Auto Trader Group plc
(e)
......... 12,141 88,149
AVEVA Group plc .............. 823 50,761
Aviva plc ................... 48,823 180,632
BAE Systems plc .............. 41,041 254,886
Barclays plc ................. 220,316 277,942
Barratt Developments plc ........ 13,463 82,565
Berkeley Group Holdings plc ...... 1,532 83,514
BP plc ..................... 257,580 744,917
British American Tobacco plc ...... 29,178 1,046,653
British Land Co. plc (The) ........ 11,235 48,978
BT Group plc ................. 114,493 145,019
Bunzl plc ................... 4,215 136,087
Burberry Group plc ............. 5,393 108,098

BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
United Kingdom (continued)
CK Hutchison Holdings Ltd. ....... 34,159 $ 206,995
CNH Industrial NV
(a)
............ 12,504 96,710
Coca-Cola European Partners plc ... 2,626 101,915
Compass Group plc ............ 22,896 343,939
Croda International plc .......... 1,574 126,968
DCC plc .................... 1,289 99,785
Diageo plc .................. 29,868 1,025,928
Direct Line Insurance Group plc .... 18,282 63,762
Experian plc ................. 11,682 438,944
Fiat Chrysler Automobiles NV
(a)
.... 13,464 165,269
GlaxoSmithKline plc ............ 63,846 1,196,953
GVC Holdings plc ............. 7,296 91,377
Halma plc ................... 4,761 143,839
Hargreaves Lansdown plc ........ 4,262 85,732
HSBC Holdings plc ............ 258,380 1,010,849
Imperial Brands plc ............ 12,079 213,358
Informa plc .................. 19,097 92,557
InterContinental Hotels Group plc ... 2,282 119,783
Intertek Group plc ............. 2,023 165,070
J Sainsbury plc ............... 23,366 57,530
JD Sports Fashion plc ........... 5,572 58,164
Johnson Matthey plc ........... 2,573 78,188
Kingfisher plc ................ 26,020 99,667
Land Securities Group plc ........ 9,146 61,574
Legal & General Group plc ....... 76,613 186,895
Lloyds Banking Group plc ........ 913,047 309,963
London Stock Exchange Group plc .. 4,034 462,768
M&G plc .................... 33,500 68,857
Melrose Industries plc
(a)
......... 59,712 88,544
Mondi plc ................... 6,082 128,602
National Grid plc .............. 45,032 517,245
Natwest Group plc ............. 59,808 81,904
Next plc .................... 1,623 124,431
Ocado Group plc
(a)
............. 5,933 209,846
Pearson plc ................. 9,180 65,119
Persimmon plc ............... 4,139 131,903
Prudential plc ................ 33,485 480,453
Reckitt Benckiser Group plc ....... 9,122 889,444
RELX plc ................... 24,673 549,173
Rentokil Initial plc .............. 23,374 161,558
Rolls-Royce Holdings plc
(a)
....... 24,786 41,153
RSA Insurance Group plc ........ 13,648 79,689
Sage Group plc (The) ........... 13,453 125,021
Schroders plc ................ 1,653 57,408
Segro plc ................... 13,815 166,023
Severn Trent plc .............. 3,146 99,051
Smith & Nephew plc ............ 11,036 216,188
Smiths Group plc .............. 5,262 93,083
Spirax-Sarco Engineering plc ...... 917 130,582
SSE plc .................... 13,496 210,054
St. James's Place plc ........... 7,035 84,634
Standard Chartered plc .......... 34,388 158,240
Standard Life Aberdeen plc ....... 28,351 82,564
Taylor Wimpey plc ............. 39,831 55,695
Tesco plc ................... 125,697 344,826
Security Shares Value
United Kingdom (continued)
Unilever NV ................. 18,689 $ 1,134,934
Unilever plc .................. 14,852 915,674
United Utilities Group plc ......... 8,430 93,121
Vodafone Group plc
(d)
........... 340,361 451,125
Whitbread plc ................ 2,676 73,116
Wm Morrison Supermarkets plc .... 29,757 65,315
WPP plc .................... 15,652 122,930
21,018,251
United States — 0.4%
CyberArk Software Ltd.
(a)
......... 497 51,400
Ferguson plc ................. 2,904 292,231
James Hardie Industries plc, CDI ... 5,471 131,150
QIAGEN NV
(a)
................ 2,837 147,352
Tenaris SA .................. 6,279 31,282
653,415
Total Common Stocks — 98.4%
(Cost: $180,073,730) ............................. 173,373,904
Preferred Securities — 0.6%
Preferred Stocks — 0.6%
Germany — 0.6%
Bayerische Motoren Werke AG
(Preference) ............... 733 40,060
Fuchs Petrolub SE (Preference) .... 924 46,982
Henkel AG & Co. KGaA (Preference) 2,243 234,588
Porsche Automobil Holding SE
(Preference) ............... 1,910 113,630
Sartorius AG (Preference) ........ 451 184,853
Volkswagen AG (Preference) ...... 2,362 380,072
1,000,185
Total Preferred Stocks — 0.6%
(Cost: $687,720) ................................ 1,000,185
Total Long-Term Investments — 99.0%
(Cost: $180,761,450) ............................. 174,374,089
Short-Term Securities — 3.1%
(f)
*
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.02% ...... 135,315 135,315
SL Liquidity Series, LLC, Money Market
Series, 0.25%
(g)
............. 5,365,944 5,368,091
Total Short-Term Securities — 3.1%
(Cost: $5,503,749) .............................. 5,503,406
Total Investments — 102.1%
(Cost: $186,265,199) ............................. 179,877,495
Liabilities in Excess of Other Assets — (2.1)% ............ (3,710,800)
Net Assets — 100.0% .............................. $ 176,166,695
(a)
Non-income producing security.
(b)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
All or a portion of this security is on loan.
(e)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock International Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/20
Shares
Held at
09/30/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
. $ 13,454 $ 121,861 $ — $ — $ — $ 135,315 135,315 $ 310 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
......... 1,651,798 3,715,149 — 1,503 (359) 5,368,091 5,365,944 22,162
(b)
—
$ 1,503 $ (359) $ 5,503,406 $ 22,472 —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock International Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Nikkei 225 Index .......................................................... 3 12/10/20 $ 330 $ (1,011)
SPI 200 Index ............................................................ 1 12/17/20 104 (1,806)
EURO STOXX 50 Index ..................................................... 12 12/18/20 449 (7,180)
FTSE 100 Index .......................................................... 3 12/18/20 226 (3,006)
$ (13,003)
Glossary of Terms Used in this Report
Portfolio Abbreviations
ADR American Depositary Receipts
CDI Crest Depository Interests
CVA Certification Van Aandelon (Dutch Certificate)
FDR Fiduciary Depositary Receipt
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget

BlackRock International Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the
Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia ............................................. $ — $ 13,106,327 $ 3 $ 13,106,330
Austria .............................................. — 274,010 — 274,010
Belgium ............................................. — 1,546,362 — 1,546,362
Chile ............................................... — 69,193 — 69,193
China ............................................... 141,501 896,865 — 1,038,366
Denmark ............................................. 330,314 4,091,731 — 4,422,045
Finland .............................................. — 2,138,840 — 2,138,840
France .............................................. 52,571 18,031,994 — 18,084,565
Germany ............................................ 131,542 15,466,888 — 15,598,430
Hong Kong ........................................... 47,519 4,834,072 — 4,881,591
Ireland .............................................. 40,581 1,229,223 — 1,269,804
Israel ............................................... 471,628 510,815 — 982,443
Italy ................................................ — 3,526,497 — 3,526,497
Japan ............................................... 52,624 45,137,399 — 45,190,023
Jordan .............................................. — 62,543 — 62,543
Luxembourg .......................................... — 284,167 — 284,167
Macau .............................................. — 371,338 — 371,338
Netherlands ........................................... 52,685 7,141,590 — 7,194,275
New Zealand .......................................... — 526,482 — 526,482
Norway .............................................. — 935,211 — 935,211
Portugal ............................................. — 285,272 — 285,272
Russia .............................................. — 30,048 — 30,048
Singapore ............................................ — 1,733,189 — 1,733,189
South Africa ........................................... — 381,436 — 381,436
Spain ............................................... — 3,903,943 — 3,903,943
Sweden ............................................. — 5,493,828 — 5,493,828

BlackRock International Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
**** VARIABLE Notes_Disclosure is not defined ****
**** VARIABLE Notes_Disclosure is not defined ****
Level 1 Level 2 Level 3 Total
Switzerland ........................................... $ — $ 18,372,007 $ — $ 18,372,007
United Kingdom ........................................ 101,915 20,916,336 — 21,018,251
United States .......................................... 198,752 454,663 — 653,415
Preferred Securities ...................................... — 1,000,185 — 1,000,185
Short-Term Securities ....................................... 135,315 — — 135,315
Subtotal ....................................................
$ 1,756,947 $ 172,752,454 $ 3 $ 174,509,404
Investments Valued at NAV
(a)
...................................... 5,368,091
$ —
Total Investments .............................................. $ 179,877,495
$ —
Derivative Financial Instruments
(b)
Liabilities:
Equity contracts ........................................... $ (13,003) $ — $ — $ (13,003)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.